Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other payables [text block] [Abstract]
Schedule of trade and other payables
	As at December 31,
	2020	2019
Trade payables	276,719	63,550
Employee benefits payable	149,358	182,386
Other payables	1,816,095	1,761,358
Subtotal financial liabilities	2,242,172	2,007,294
Other taxes payable	3,114,370	2,571,125
	5,356,542	4,578,419

Schedule of aging analysis of trade payables
	As at December 31,
	2020	2019
Current	275,569	52,632
Past due for less than 4 months	1,103	3,959
Past due for over 4 months	47	6,959
	276,719	63,550